Premises, Equipment, Lease Commitments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Premises, Equipment, Lease Commitments, And Other Assets [Abstract]
Summary of Premises and Equipment
Table 7.1: Premises and Equipment

(in millions)	Dec 31, 2015	Dec 31, 2014
Land	$1,743	1,748
Buildings	8,479	8,155
Furniture and equipment	7,289	7,215
Leasehold improvements	2,131	2,009
Premises and equipment leased under capital leases	79	79
Total premises and equipment	19,721	19,206
Less: Accumulated depreciation and amortization	11,017	10,463
Net book value, premises and equipment	$8,704	8,743

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases
Table 7.2 provides the future minimum payments under capital leases and noncancelable operating leases, net of sublease rentals, with terms greater than one year as of December 31, 2015.
Table 7.2: Minimum Lease Payments

(in millions)	Operating leases	Capital leases
Year ended December 31,
2016	$1,131	2
2017	1,026	2
2018	902	3
2019	781	3
2020	628	3
Thereafter	2,234	6
Total minimum lease payments	$6,702	19
Executory costs		$(7)
Amounts representing interest		(4)
Present value of net minimum lease payments		$8

Components of Other Assets
Table 7.3 presents the components of other assets.
Table 7.3: Other Assets

(in millions)	Dec 31, 2015	Dec 31, 2014
Nonmarketable equity investments:
Cost method:
Federal bank stock	$4,814	4,733
Private equity	1,626	2,300
Auction rate securities (1)	595	—
Total cost method	7,035	7,033
Equity method:
LIHTC (2)	8,314	7,278
Private equity	3,300	3,043
Tax-advantaged renewable energy	1,625	1,710
New market tax credit and other	408	379
Total equity method	13,647	12,410
Fair value (3)	3,065	2,512
Total nonmarketable equity investments	23,747	21,955
Corporate/bank-owned life insurance	19,199	18,982
Accounts receivable (4)	26,251	27,151
Interest receivable	5,065	4,871
Core deposit intangibles	2,539	3,561
Customer relationship and other amortized intangibles	614	857
Foreclosed assets:
Residential real estate:
Government insured/guaranteed (4)	446	982
Non-government insured/guaranteed	414	671
Non-residential real estate	565	956
Operating lease assets	3,782	2,714
Due from customers on acceptances	273	201
Other (5)	17,887	16,156
Total other assets	$100,782	99,057

(1)
Reflects auction rate perpetual preferred equity securities that were reclassified during 2015 with a cost basis of $689 million (fair value of $640 million) from available-for-sale securities because they do not trade on a qualified exchange.

(2)	Represents low income housing tax credit investments.

(3)	Represents nonmarketable equity investments for which we have elected the fair value option. See Note 17 (Fair Values of Assets and Liabilities) for additional information.

(4)
Certain government-guaranteed residential real estate mortgage loans upon foreclosure are included in Accounts receivable. Both principal and interest related to these foreclosed real estate assets are collectible because the loans were predominantly insured by the FHA or guaranteed by the VA.

(5)
Includes derivatives designated as hedging instruments, derivatives not designated as hedging instruments, and derivative loan commitments, which are carried at fair value. See Note 16 (Derivatives) for additional information.

Income Related to Nonmarketable Equity Investments
Table 7.4 presents income (expense) related to nonmarketable equity investments.
Table 7.4: Nonmarketable Equity Investments

	Year ended December 31,
(in millions)	2015	2014	2013
Net realized gains from nonmarketable equity investments	$1,659	1,479	1,158
All other	(743)	(741)	(287)
Total	$916	738	871